DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts of Transactions Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges
Notional amount	£ 272,315	£ 225,608
Assets	1,264	1,472
Liabilities	717	891
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	11,183	13,353
Collateral cash	8,683	8,519
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	45,016	43,152
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	227,299	182,456
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	148,097	108,898
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	79,202	73,558
Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	37,817	36,299
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	14,570	13,536
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,712	1,145
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	21,535	21,618
Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	231,941	188,440
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	29,745	28,806
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	146,385	107,753
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	55,811	51,881
Inflation rate contracts
Disclosure of detailed information about hedges
Notional amount	1,794
Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount
Inflation rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,794	0
Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	763	869
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	701	810
Equity derivative contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	62	59
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	489	472
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	32	12
Fair value
Disclosure of detailed information about hedges
Assets	1,264	1,472
Liabilities	717	891
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	683	633
Liabilities	680	892
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	2,224	2,886
Liabilities	1,680	2,046
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,098	1,305
Liabilities	485	845
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,126	1,581
Liabilities	1,195	1,201
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	250	92
Liabilities	158	241
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	42	29
Liabilities	8	2
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	698	1,008
Liabilities	266	290
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	300	398
Liabilities	499	626
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,056	1,276
Liabilities	477	843
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	334	554
Liabilities	929	911
Fair value | Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets
Liabilities
Fair value | Inflation rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	70	0
Liabilities	0	0
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	133	143
Liabilities	23	25
Fair value | Equity derivative contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	24	19
Liabilities	0	0
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(1,643)	(2,047)
Liabilities	£ (1,643)	£ (2,047)